Critical Accounting Judgments and Key Sources of Estimates	12 Months Ended
Dec. 31, 2022
Disclosure Of Critical Accounting Judgments And Key Sources Of Estimation Explanatory Abstract
Critical accounting judgments and key sources of estimates
5.	Critical accounting judgments and key sources of estimates

In the application of the Company’s accounting policies, which are described in Note 4, management is required to make judgments, estimates and assumptions regarding the carrying amounts of assets and liabilities. The estimates and associated assumptions are based on historical experience, the future and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis and the resulting changes are recorded on the period in which the estimate has been modified, if such change affects only that period or in future periods.

a.	Critical accounting judgments - The following are the critical judgments in the application of accounting policies, apart from those involving estimations, that the management have made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the financial statements:

-	Functional currency - The Company’s management has evaluated all the indicators that in its opinion are relevant and has concluded that the Company’s functional currency is the Mexican Peso. Likewise, the Company has concluded that the functional currency of the companies located abroad are those mentioned in Note 4-a.

b.	Key information for estimates - The following are the key assumptions, and other key sources of estimation at the consolidated balance sheet date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the following financial year.

-	Allowance for expected credit losses - The practice of creating an allowance for expected credit losses at the balance sheet date is followed to show the possible losses resulting from the inability of customers to pay their corresponding debts. The Company calculates the estimate taking into account the historical experience of credit losses on its accounts receivable, current conditions and reasonable and supportable forecasts of the different quantifiable future events that could affect the amount of future cash flows to be recovered from accounts receivable.

-	Net realizable value of inventory - At each balance sheet date, professional judgment is used to determine any impairment in inventory. Inventory is considered as impaired when its carrying value is higher than its net realization value.

-	Impairment of long-lived assets in use - Management applies professional judgment at each balance sheet date to determine whether the long-lived assets in use are impaired. Long-lived assets in use are impaired when the carrying value is greater than the recoverable amount and there is objective evidence of impairment. The recoverable amount is the present value of the discounted future cash flows that will generate during the remaining useful life, or liquidation value (fair value).

-	Estimating useful lives and residual values of property, plant and equipment - As described in Note 4 f, the Company reviews the estimated useful life and residual values of property, plant and equipment at the end of each annual reporting period.

-	Impairment of goodwill - Determining whether goodwill is impaired requires an estimation of the value in use of the cash-generating units to which goodwill has been allocated. The value in use calculation requires management to estimate the future cash flows expected to arise from the cash-generating unit and a suitable discount rate in order to calculate present value.

-	Employee Benefits - The valuation of employee benefits is carried out by independent actuaries based on actuarial studies. Among others, the following assumptions, which can have an effect are used:(i) discount rates, (ii) the expected growth rates of wages and (iii) turnover rates and mortality recognized tables.

A change in the economic, employment and fiscal conditions could modify the estimates.

-	Contingencies - The Company is subject to transactions or contingent events for which it uses professional judgment in the development of estimates of probability of occurrence. Factors that are considered in these estimates are the current legal situation at the date of the estimate and, the opinion of the legal advisers.

-	Deferred income tax assets - The Company reviews the carrying amounts at the end of each reporting period and reduces deferred income tax assets to the extent that it is not probable that sufficient taxable profit will be available to allow all or part of the deferred income tax assets to be utilized. However, there is no assurance that the Company will generate sufficient taxable profit to allow all or part of its deferred income tax assets to be realized.

-	Valuation of financial instruments - The Company has certain types of derivative financial instruments (gas swaps), and the valuation techniques that includes to determine the fair value are based in data obtained in observable markets.

The Company’s management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of derivative financial instruments. At December 31, 2022 and 2021 the Company has no derivative financial instruments.